JPMorgan Research Market Neutral Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.18%	2.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.02%)	4.34%	4.04%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.95%)	3.65%	2.92%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.03%)	3.16%	2.90%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	1.90%	4.94%	4.18%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.70%	5.73%	4.87%